Non-Controlling Interests - Summary of Financial Information of Material Non-controlling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summarized statement of financial position information
Current assets	$ 22,999	$ 23,367
Non-current assets	183,637	195,973
Current liabilities	33,066	37,156
Non-current liabilities	84,871	89,508
Equity attributable to equity holders	78,237	81,848
Non-controlling interests	10,463	10,828
Summarized income statement and comprehensive income information
Revenue	59,768	59,380	$ 57,786	[1]
Net income	7,416	6,891	7,597	[1]
Attributable to:
Equity holders	5,855	5,341	5,969	[1]
Net income	7,416	6,891	7,597	[1]
Other comprehensive income	(8,812)	3,876	(1,315)
Total comprehensive income	(1,396)	10,767	6,283
Attributable to:
Equity holders	(2,191)	9,739	4,994
Non-controlling interests	795	1,028	1,289
Summarized cash flow information
Cash flow from operating activities	15,055	13,265	13,298
Cash flow from investing activities	(3,259)	(4,390)	(4,337)
Cash flow from financing activities	(9,854)	(8,560)	(10,904)
Ambev [member]
Summarized statement of financial position information
Current assets	8,746	7,552
Non-current assets	17,498	19,846
Current liabilities	7,976	8,470
Non-current liabilities	2,186	2,374
Equity attributable to equity holders	15,930	16,312
Non-controlling interests	151	242
Summarized income statement and comprehensive income information
Revenue	16,678	15,920	15,434
Net income	2,768	2,987	2,883
Attributable to:
Equity holders	2,692	2,895	2,800
Non-controlling interests	76	92	84
Net income	2,768	2,987	2,883
Other comprehensive income	1,677	(1,909)	(1,300)
Total comprehensive income	4,445	1,078	1,584
Attributable to:
Equity holders	4,337	1,011	1,517
Non-controlling interests	108	67	67
Summarized cash flow information
Cash flow from operating activities	4,866	4,934	3,997
Cash flow from investing activities	(1,019)	(1,151)	(969)
Cash flow from financing activities	(1,930)	(3,218)	(3,164)
Net increase/(decrease) in cash and cash equivalents	1,917	565	(136)
Budweiser APAC [Member]
Summarized statement of financial position information
Current assets	3,824	4,259
Non-current assets	10,945	11,975
Current liabilities	3,924	4,649
Non-current liabilities	605	735
Equity attributable to equity holders	10,184	10,785
Non-controlling interests	56	65
Summarized income statement and comprehensive income information
Revenue	6,246	6,856	6,478
Net income	750	880	949
Attributable to:
Equity holders	719	852	913
Non-controlling interests	31	28	36
Net income	750	880	949
Other comprehensive income	(694)	(286)	(812)
Total comprehensive income	56	594	137
Attributable to:
Equity holders	33	567	105
Non-controlling interests	23	27	32
Summarized cash flow information
Cash flow from operating activities	1,135	1,811	1,577
Cash flow from investing activities	(409)	(447)	(440)
Cash flow from financing activities	(903)	(621)	(500)
Net increase/(decrease) in cash and cash equivalents	$ (177)	$ 743	$ 637

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation were amended to conform to the 2023 and 2024 presentation.